Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	MOR
Document Annual Report	true
Entity Registrant Name	MorphoSys AG
Entity Central Index Key	0001340243
Current Fiscal Year End Date	--12-31
Entity File Number	001-38455
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Document Shell Company Report	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	31,839,572
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Address, Country	DE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false